Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Miller Investment Trust
Entity Central Index Key	0001414039
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000056395
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Class Name	Class A
Trading Symbol	MCFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.54%Footnote Reference*

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
04/30/15	$9,424	$10,000	$10,000	$10,000
04/30/16	$9,151	$9,277	$10,272	$9,058
04/30/17	$10,057	$11,177	$10,357	$10,267
04/30/18	$10,538	$12,405	$10,324	$10,846
04/30/19	$10,793	$13,803	$10,870	$11,473
04/30/20	$10,664	$14,529	$12,049	$11,322
04/30/21	$13,624	$23,987	$12,017	$14,237
04/30/22	$12,903	$20,852	$10,994	$12,920
04/30/23	$12,411	$19,583	$10,947	$12,752
04/30/24	$13,336	$21,479	$10,786	$14,039
04/30/25	$13,433	$24,080	$11,651	$15,715

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Miller Convertible Bond Fund
Without Load	-1.92%	0.73%	4.72%	3.61%
With Load	-5.59%	-3.01%	3.49%	3.00%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA All Yield Alternatives US Convertibles Index	3.29%	11.94%	6.78%	4.62%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	1.96%	12.11%	10.63%	9.19%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 587,484,527
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,316,768
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$587,484,527 Number of Portfolio Holdings84 Advisory Fee $2,316,768 Portfolio Turnover50%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	96.6%
Money Market Funds	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Consumer Staples	2.6%
Money Market Funds	3.5%
Financials	4.6%
Energy	5.8%
Industrials	7.9%
Communications	8.5%
Consumer Discretionary	13.8%
Health Care	22.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	3.0%
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	2.9%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.9%
Ford Motor Company, 1.950%, 03/15/26	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.8%
AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 5.220%, 04/26/28	2.8%
Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	2.8%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.8%
ON Semiconductor Corporation, 0.500%, 03/01/29	2.8%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000081917
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Class Name	Class C
Trading Symbol	MCFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.04%Footnote Reference*

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
04/30/15	$10,000	$10,000	$10,000	$10,000
04/30/16	$9,660	$9,277	$10,272	$9,058
04/30/17	$10,562	$11,177	$10,357	$10,267
04/30/18	$11,007	$12,405	$10,324	$10,846
04/30/19	$11,216	$13,803	$10,870	$11,473
04/30/20	$11,034	$14,529	$12,049	$11,322
04/30/21	$14,023	$23,987	$12,017	$14,237
04/30/22	$13,221	$20,852	$10,994	$12,920
04/30/23	$12,641	$19,583	$10,947	$12,752
04/30/24	$13,517	$21,479	$10,786	$14,039
04/30/25	$13,540	$24,080	$11,651	$15,715

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Miller Convertible Bond Fund	-2.27%	0.17%	4.18%	3.08%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	1.96%	12.11%	10.63%	9.19%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA All Yield Alternatives US Convertibles Index	3.29%	11.94%	6.78%	4.62%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 587,484,527
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,316,768
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$587,484,527 Number of Portfolio Holdings84 Advisory Fee $2,316,768 Portfolio Turnover50%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	96.6%
Money Market Funds	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Consumer Staples	2.6%
Money Market Funds	3.5%
Financials	4.6%
Energy	5.8%
Industrials	7.9%
Communications	8.5%
Consumer Discretionary	13.8%
Health Care	22.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	3.0%
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	2.9%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.9%
Ford Motor Company, 1.950%, 03/15/26	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.8%
AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 5.220%, 04/26/28	2.8%
Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	2.8%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.8%
ON Semiconductor Corporation, 0.500%, 03/01/29	2.8%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000056396
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Class Name	Class I
Trading Symbol	MCIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.04%Footnote Reference*

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
Apr-2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2016	$974,756	$927,748	$1,027,204	$905,804
Apr-2017	$1,076,644	$1,117,688	$1,035,716	$1,026,696
Apr-2018	$1,133,978	$1,240,495	$1,032,409	$1,084,639
Apr-2019	$1,167,150	$1,380,305	$1,087,030	$1,147,285
Apr-2020	$1,159,645	$1,452,913	$1,204,885	$1,132,218
Apr-2021	$1,488,102	$2,398,724	$1,201,666	$1,423,703
Apr-2022	$1,416,334	$2,085,243	$1,099,378	$1,291,991
Apr-2023	$1,367,777	$1,958,322	$1,094,679	$1,275,205
Apr-2024	$1,478,312	$2,147,906	$1,078,606	$1,403,883
Apr-2025	$1,495,168	$2,407,957	$1,165,115	$1,571,494

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Miller Convertible Bond Fund	-1.76%	1.14%	5.21%	4.10%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	1.96%	12.11%	10.63%	9.19%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA All Yield Alternatives US Convertibles Index	3.29%	11.94%	6.78%	4.62%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 587,484,527
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,316,768
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$587,484,527 Number of Portfolio Holdings84 Advisory Fee $2,316,768 Portfolio Turnover50%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	96.6%
Money Market Funds	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Consumer Staples	2.6%
Money Market Funds	3.5%
Financials	4.6%
Energy	5.8%
Industrials	7.9%
Communications	8.5%
Consumer Discretionary	13.8%
Health Care	22.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	3.0%
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	2.9%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.9%
Ford Motor Company, 1.950%, 03/15/26	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.8%
AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 5.220%, 04/26/28	2.8%
Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	2.8%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.8%
ON Semiconductor Corporation, 0.500%, 03/01/29	2.8%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000146257
Shareholder Report [Line Items]
Fund Name	Miller Intermediate Bond Fund
Class Name	Class I
Trading Symbol	MIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Miller Intermediate Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%Footnote Reference*

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$1,000,000	$1,000,000
Apr-2015	$1,053,258	$1,012,419
Apr-2016	$1,053,810	$1,039,961
Apr-2017	$1,138,154	$1,048,578
Apr-2018	$1,169,044	$1,045,230
Apr-2019	$1,205,373	$1,100,529
Apr-2020	$1,179,626	$1,219,848
Apr-2021	$1,475,184	$1,216,589
Apr-2022	$1,424,205	$1,113,031
Apr-2023	$1,392,859	$1,108,274
Apr-2024	$1,510,519	$1,092,001
Apr-2025	$1,590,182	$1,179,584

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Miller Intermediate Bond Fund - Class I	1.14%	5.27%	6.16%	4.21%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,936,088
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 723,855
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$197,936,088 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$723,855 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	65.4%
Corporate Bonds	27.6%
Money Market Funds	7.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Energy	2.4%
Communications	6.4%
Money Market Funds	7.3%
Financials	7.7%
Consumer Staples	9.4%
Consumer Discretionary	11.8%
Industrials	13.7%
Health Care	17.5%
Technology	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	2.9%
Apple, Inc., 0.550%, 08/20/25	2.9%
Walmart, Inc., 3.900%, 09/09/25	2.9%
Berkshire Hathaway, Inc., 3.125%, 03/15/26	2.9%
Colgate-Palmolive Company, 4.800%, 03/02/26	2.8%
Cigna Corporation, 2.400%, 03/15/30	2.8%
Union Pacific Corporation, 3.250%, 08/15/25	2.8%
Caterpillar Financial Services Corporation, 2.400%, 08/09/26	2.8%
Texas Instruments, Inc., 2.900%, 11/03/27	2.8%
3M Company, 2.250%, 09/19/26	2.8%

C000230985
Shareholder Report [Line Items]
Fund Name	Miller Market Neutral Income Fund
Class Name	Class I
Trading Symbol	MMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Miller Market Neutral Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	1.65%Footnote Reference*

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (December 29, 2023)
Miller Market Neutral Income Fund	4.68%	11.03%	9.60%
Bloomberg 1-3 Year US Government/Credit Index	2.96%	6.76%	5.08%
Bloomberg Short Treasury Index	2.22%	5.03%	5.00%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	3.33%

From the Fund’s inception on December 29, 2023, to April 30, 2024, the Fund’s primary benchmarks were the Bloomberg 1-3 Year US Government/Credit Index and the Bloomberg U.S. Short Treasury Index. For the period from April 30, 2024, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year US Government/Credit Index. The Bloomberg U.S. Aggregate Bond Index was added as a broad-based securities market index in accordance with recent changes to regulatory disclosure requirements.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 53,722,822
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 194,414
InvestmentCompanyPortfolioTurnover	262.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$53,722,822 Number of Portfolio Holdings92 Advisory Fee (net of waivers)$194,414 Portfolio Turnover262%
Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.9%
Money Market	0.1%
Index Option	0.1%
Consumer Staples	1.7%
Consumer Discretionary	2.3%
Communications	4.7%
Industrials	17.9%
Utilities	19.4%
Technology	21.7%
Health Care	36.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Itron, Inc., 1.375%, 07/15/30	3.6%
Ascendis Pharma A/S, 2.250%, 04/01/28	3.5%
PPL Capital Funding, Inc., 2.875%, 03/15/28	3.2%
CenterPoint Energy, Inc., 4.250%, 08/15/26	3.2%
Guidewire Software, Inc., 1.250%, 11/01/29	3.1%
Duke Energy Corporation, 4.125%, 04/15/26	3.0%
Jazz Investments I Ltd., 3.125%, 09/15/30	3.0%
Parsons Corporation, 2.625%, 03/01/29	3.0%
Integer Holdings Corporation, 1.875%, 03/15/30	3.0%
Alliant Energy Corporation, 3.875%, 03/15/26	2.9%